UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC		May 10, 2006

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.

<table>,,,,,Investment,,,,Voting,,
<c>,<c>,,Fair,,Discretion,,,Managers, Authority(Shares),,
Name of Issue,Title of Class,Cusip,Market Value,Shares,Sole,Defined,Shared,See. V,Sole,Shared,None


3M Company,Common,88579y101,4087108.62,53998,53998,,,,53998,,
ABBOTT LABS,Common,002824100,2713875.47,63901,63901,,,,63901,,
ABIGAIL ADAMS NATIONAL BANCORP,Common,003390101,19327.05,1481,1481,,,,1481,,
ADVANCED MICRO,Common,007903107,2188.56,66,66,,,,66,,
AFLAC,Common,001055102,2649131,58700,58700,,,,58700,,
AIR PRODUCTS & CHEMICALS INC,Common,009158106,2964960.32,44128,44128,,,,44128,,
ALBERTO CULVER,Common,013068101,9067.15,205,205,,,,205
ALBERTSONS INC,Common,013104104,57244.1,2230,2230,,,,2230
ALCAN ALUMINUM,Common,013716105,4344.35,95,95,,,,95
ALLIANCE BERNSTEIN LIMITED HOL,Common,01881G106,13581.25,205,205,,,,205
ALLIED CAPITAL CORP NEW,Common,01903Q108,187455.6,6126,6126,,,,6126
ALLSTATE,Common,020002101,55236.6,1060,1060,,,,1060
ALLTEL,Common,020039103,32375,500,500,,,,500
ALTRIA GROUP INC.,Common,02209S103,53145,750,750,,,,750
AMERICAN ELECTRIC POWER,Common,025537101,55962.9,1645,1645,,,,1645
AMERICAN EXPRESS CO,Common,025816109,3080848.85,58627,58627,,,,58627
AMERIPRISE FINL INC.,Common,03076C106,455511.54,10109,10109,,,,10109
AMGEN,Common,031162100,2889339,39716,39716,,,,39716
ANADARKO PETROLEUM,Common,032511107,10797.46,107,107,,,,107
APPLE COMPUTER,Common,037833100,25088,400,400,,,,400
APPLIED MATERIALS,Common,038222105,2230336.25,127375,127375,,,,127375
AT&T CORP.,Common,00206R102,68037.42,2516,2516,,,,2516
AUTOMATIC DATA PROC.,Common,053015103,116484,2550,2550,,,,2550
AVALONBAY COMMUNITIES,Common,053484101,21820,200,200,,,,200
BANCO DE SANTANDER ADS,Common,05964H105,47453.28,3248,3248,,,,3248
BANKAMERICA,Common,060505104,1423808.1,31265,31265,,,,31265
BAXTER INTL INC,Common,071813109,2999003.94,77274,77274,,,,77274
BB & T Corp.,Common,054937107,3081472.8,78609,78609,,,,78609
BCE INC.,Common,05534B109,2080444.14,86469,86469,,,,86469
BECKMAN COULTER,Common,075811109,43656,800,800,,,,800
BECTON DICKINSON,Common,075887109,28018.9,455,455,,,,455
BED BATH & BEYOND,Common,075896100,3840,100,100,,,,100
BELLSOUTH CORP,Common,079860102,176888.25,5105,5105,,,,5105
BEST BUY COMPANY,Common,086516101,20134.8,360,360,,,,360
BIOMET,Common,090613100,2000273.28,56314,56314,,,,56314
BNP RESIDTL PRP,Common,05564T103,26880,1600,1600,,,,1600
BOEING CORP.,Common,097023105,7793,100,100,,,,100
BOSTON PROPERTIES,Common,101121101,18650,200,200,,,,200
BOSTON SCIENTIFIC CORP,Common,101137107,13253.75,575,575,,,,575
BP AMOCO,Common,055622104,83693.16,1214,1214,,,,1214
BRISTOL MYERS SQUIBB CO,Common,110122108,319068.65,12965,12965,,,,12965
CADBURY SCHWEPPES,Common,127209302,3000,75,75,,,,75
CAPITAL BANK CORP,Common,139793103,5687.5,350,350,,,,350
CAREMARK,Common,141705103,2950.8,60,60,,,,60
CBS,Common,124857103,1205,50,50,,,,50
CBS Class B,Common,124857202,2997.5,125,125,,,,125
CHEVRONTEXACO,Common,166764100,1060966.94,18302,18302,,,,18302
CINTAS CORP,Common,172908105,63930,1500,1500,,,,1500
CISCO SYSTEMS,Common,17275R102,3946908.79,182137,182137,,,,182137
"CITIGROUP, INC.",Common,172967101,3600012.29,76223,76223,,,,76223
CLOROX CO.,Common,189054109,2952280.8,49328,49328,,,,49328
COCA COLA,Common,191216100,98603.85,2355,2355,,,,2355
COLGATE PALMOLIVE,Common,194162103,133328.5,2335,2335,,,,2335
COMCAST CORP. A,Common,20030N101,31208.88,1193,1193,,,,1193
COMERICA INC,Common,200340107,7652.04,132,132,,,,132
COMPUTER ASSOCIATES,Common,204912109,1360.5,50,50,,,,50
CONAGRA INC.,Common,205887102,7511,350,350,,,,350
CONOCO PHILLIPS,Common,20825C104,4420.5,70,70,,,,70
CONSTELLATION BRANDS A,Common,21036P108,2498837.7,99754,99754,,,,99754
CREE INC.,Common,225447101,100562.65,3065,3065,,,,3065
CRESCENT FINANCIAL CORP,Common,225744101,15100,1000,1000,,,,1000
CVS CORP,Common,126650100,46836.16,1568,1568,,,,1568
DANAHER CORP,Common,235851102,93736.25,1475,1475,,,,1475
DELL COMPUTER,Common,24702R101,231949.44,7794,7794,,,,7794
DIAGEO,Common,25243Q205,5391.55,85,85,,,,85
DIAMONDS TRUST UNIT SER 1,Common,252787106,556.55,5,5,,,,5
DISCOVERY HOLDING COM CLASS A,Common,25468Y107,2850,190,190,,,,190
DOMINION RES INC VA,Common,25746u109,269424.09,3903,3903,,,,3903
DOVER CORP.,Common,260003108,1456.8,30,30,,,,30
DOW CHEMICAL,Common,260543103,75922,1870,1870,,,,1870
DREYFUS STRATEGIC MUN BOND FD,Common,26202f107,35280,4000,4000,,,,4000
DU PONT E I DE NEMOURS &,Common,263534109,79439.22,1882,1882,,,,1882
DUKE POWER CO,Common,26441c105,552101,18940,18940,,,,18940
DUKE REALTY INVESTMENTS INC.,Common,264411505,20265.3,534,534,,,,534
EDWARDS LIFESCIENCE CORP,Common,28176E108,3349.5,77,77,,,,77
ELECTRONIC ARTS INC CL A,Common,285512109,8208,150,150,,,,150
EMBREX,Common,290817105,3765,300,300,,,,300
EMC CORP,Common,268648102,5997.2,440,440,,,,440
EMERSON ELEC CO,Common,291011104,4149469.71,49617,49617,,,,49617
EMPIRE DISTRICT ELECTRIC CO.,Common,291641108,26664,1200,1200,,,,1200
EMULEX CORP NEW,Common,292475209,1709,100,100,,,,100
EQUITY RESIDENTIAL PPTY TR SH ,Common,29476L107,322710.63,6897,6897,,,,6897
ESSEX PROPERTY TRUST,Common,297178105,21746,200,200,,,,200
EXPRESS SCRIPTS,Common,302182100,7911,90,90,,,,90
EXTREME NETWORKS INC,Common,30226D106,1506,300,300,,,,300
EXXON MOBIL CP,Common,30231g102,2550277.44,41904,41904,,,,41904
FAMILY DOLLAR STORES,Common,307000109,18620,700,700,,,,700
FDX Corp,Common,31428X106,5118440.8,45320,45320,,,,45320
FEDERATED DEPT. STORES,Common,31410H101,39712,544,544,,,,544
FIRST CHARTER CORP,Common,319439105,28923.7,1171,1171,,,,1171
FIRST DATA CORP.,Common,319963104,145095.18,3099,3099,,,,3099
FIRSTPLUS FINANCIAL CORP,Common,33763b103,570,3000,3000,,,,3000
FISERV INC.,Common,337738108,3542138.57,83246,83246,,,,83246
FLUOR CORPORATION,Common,343861100,12097.8,141,141,,,,141
FNB FINANCIAL SVCS CORP,Common,302526108,7511.4,468,468,,,,468
FOREST LABORATORIES INC.,Common,345838106,5578.75,125,125,,,,125
FPL GROUP INC,Common,302571104,844947,21050,21050,,,,21050
GENENTECH,Common,368710406,1352.16,16,16,,,,16
GENERAL ELEC CO,Common,369604103,5015554.24,144208,144208,,,,144208
GENERAL MILLS,Common,370334104,2382314.76,47007,47007,,,,47007
GENUINE PARTS,Common,372460105,53472.6,1220,1220,,,,1220
GENWORTH FINANCIAL,Common,37247D106,5850.25,175,175,,,,175
GLAXO HOLDINGS CO.,Common,37733w105,62719.69,1199,1199,,,,1199
GREENVILLE FIRST,Common,39607y100,18262.5,750,750,,,,750
HALLIBURTON,Common,406216101,7302,100,100,,,,100
HEINZ HJ,Common,423074103,70531.2,1860,1860,,,,1860
HERSHEY FOODS,Common,427866108,154600.8,2960,2960,,,,2960
HEWLETT PACKARD,Common,428236103,3133757.9,95251,95251,,,,95251
HOME DEPOT,Common,437076102,562378.5,13295,13295,,,,13295
HOMELAND INTERGRATED SECURITY ,Common,43741N103,4100,100000,100000,,,,100000
HONEYWELL,Common,438516106,98755.93,2309,2309,,,,2309
ILLINOIS TOOL WKS INC,Common,452308109,3267316.75,33925,33925,,,,33925
INGERSOLL RAND,Common,G4776G101,118182.12,2828,2828,,,,2828
INGLES MARKETS INC CL A,Common,457030104,891,50,50,,,,50
INTEL CORP.,Common,458140100,2312237.2,118820,118820,,,,118820
INTERNATIONAL BUSINESS M,Common,459200101,4523891.85,54855,54855,,,,54855
INTERNATIONAL PAPER,Common,460146103,25236.1,730,730,,,,730
JDS UNIPHASE CORP,Common,46612J101,5812.98,1394,1394,,,,1394
JEFFERSON PILOT CORP,Common,475070108,699250,12500,12500,,,,12500
JOHNSON & JOHNSON,Common,478160104,4065334.56,68648,68648,,,,68648
JP MORGAN CHASE & CO.,Common,46625h100,3609396.84,86681,86681,,,,86681
L-3 COMMUNICATIONS HLDGS INC,Common,502424104,3890233.34,45346,45346,,,,45346
LABORATORY CORP. OF AMERICA,Common,50540R409,135907.52,2324,2324,,,,2324
LIBERTY PROPERTY TRUST,Common,531172104,23580,500,500,,,,500
LILLY ELI & CO.,Common,532457108,300832,5440,5440,,,,5440
LINCOLN NATL CP,Common,534187109,82157.95,1505,1505,,,,1505
LOWES COMPANIES,Common,548661107,306541.08,4757,4757,,,,4757
LTD PART KINDER MORGAN,Common,494550106,26980.8,560,560,,,,560
Legg Mason,Common,524901105,2757.26,22,22,,,,22
MANOR CARE INC NEW,Common,564055101,15966,360,360,,,,360
MASCO CORP,Common,574599106,209690.46,6454,6454,,,,6454
MATTEL,Common,577081102,13960.1,770,770,,,,770
MCCORMICK,Common,579780206,6772,200,200,,,,200
MCDONALDS CORP.,Common,580135101,2915102.4,84840,84840,,,,84840
"MEDCO HEALTH SOLUTIONS, INC.",Common,58405U102,62770.34,1097,1097,,,,1097
MEDTRONIC,Common,585055106,3211358.5,63278,63278,,,,63278
MERCK & CO INC,Common,589331107,37343.8,1060,1060,,,,1060
MERRILL LYNCH,Common,590188108,124440.8,1580,1580,,,,1580
MFS MULTIMARKET INC TR SBI,Common,552737108,8551.4,1430,1430,,,,1430
MICROSOFT CORP.,Common,594918104,4337410.05,159405,159405,,,,159405
MICROSTRATEGY INC CL A,Common,594972408,4211.6,40,40,,,,40
MILLENNIUM PHARMACEUTICALS,Common,599902103,3501.23,347,347,,,,347
MIPS TECH INC CL B,Common,604567107,193.96,26,26,,,,26
MOTOROLA INC,Common,620076109,3037934.73,132603,132603,,,,132603
MS MPS DJIA 0% 123009,Common,61744Y173,58150,5000,5000,,,,5000
MYLAN LABS INC.,Common,628530107,12753,545,545,,,,545
Marathon Oil,Common,565849106,22851,300,300,,,,300
NABORS INDUSTRIES,Common,629568106,21474,300,300,,,,300
NASDAQ-100 TRUST SR1,Common,631100104,1886.85,45,45,,,,45
NOBLE DRILLING CORP,Common,G65422100,12165,150,150,,,,150
NORTHWEST NATURAL GAS,Common,667655104,62994.75,1775,1775,,,,1775
NU SKIN ENTERPRISES INC A,Common,67018T105,1314.75,75,75,,,,75
OMNICOM GROUP,Common,681919106,74925,900,900,,,,900
OPTI CANADA INC.,Common,68383K109,32062.8,840,840,,,,840
ORACLE CORP,Common,68389X105,20535,1500,1500,,,,1500
PARKER HANNIFIN,Common,701094104,2922999.21,36261,36261,,,,36261
PATTERSON COMPANIES,Common,703395103,26400,750,750,,,,750
PATTERSON-UTI ENERGY,Common,703481101,6392,200,200,,,,200
PC EPHONE INC,Common,693187106,0.1,1000,1000,,,,1000
PEPCO HOLDINGS,Common,713291102,13218.2,580,580,,,,580
"PEPSICO, INC.",Common,713448108,3797091.95,65705,65705,,,,65705
PFIZER INC,Common,717081103,50463,2025,2025,,,,2025
PHARMANETICS INC,Common,71713J107,15225,101500,101500,,,,101500
PIEDMONT NATURAL GAS,Common,720186105,524421.4,21860,21860,,,,21860
PIXAR,Common,725811103,12828,200,200,,,,200
PPG INDUSTRIES INC.,Common,693506107,6335,100,100,,,,100
PRAXAIR INC.,Common,74005P104,44120,800,800,,,,800
PROASSURANCE CORP,Common,74267C106,6292,121,121,,,,121
PROCTER & GAMBLE,Common,742718109,4003095.06,69462,69462,,,,69462
PROGRESSIVE ENERGY,Common,743263105,132027.96,3002,3002,,,,3002
PROTECTIVE LIFE CORP.,Common,743674103,2984.4,60,60,,,,60
QUALCOMM INC,Common,747525103,202440,4000,4000,,,,4000
QUEST DIAGNOSTICS INC,Common,74834L100,102600,2000,2000,,,,2000
R.R. DONNELLEY & SONS,Common,257867101,86217.2,2635,2635,,,,2635
REALNETWORKS INC,Common,75605L104,4950,600,600,,,,600
RF MICRO DEVICES,Common,749941100,45481.7,5258,5258,,,,5258
ROYAL BANK OF CANADA,Common,780087102,33053.44,392,392,,,,392
ROYAL CARIBBEAN CRUISES,Common,V7780T103,14.2,0,0,,,,0
ROYAL DUTCH SHELL GDR,Common,780259206,177876.82,2857,2857,,,,2857
RYDEX ETF TRUST S&P 500 PURE G,Common,78355W403,34640,1000,1000,,,,1000
S&P MIDCAP 400 DEP,Common,595635103,3619,25,25,,,,25
SAFECO,Common,786429100,2779324.34,55354,55354,,,,55354
SARA LEE CORP,Common,803111103,88148.4,4930,4930,,,,4930
SCANA CORP,Common,80589M102,2754687.24,70201,70201,,,,70201
SCANSOURCE,Common,806037107,42287,700,700,,,,700
SCHLUMBERGER,Common,806857108,6455.07,51,51,,,,51
SCUDDER HIGH INCOME TRUST,Common,811153105,9224.87,1250,1250,,,,1250
SEALED AIR CORP NEW,Common,81211K100,23148,400,400,,,,400
SIGMA ALDRICH,Common,826552101,3185420.22,48418,48418,,,,48418
SILICON GRAPHICS INC,Common,827056102,332,200,200,,,,200
SOUTH FINANCIAL GROUP,Common,837841105,56614.75,2165,2165,,,,2165
SOUTHERN CO,Common,842587107,711764.4,21720,21720,,,,21720
SPDR-CONSUMER DISCRETIONARY,Common,81369Y407,11612.7,345,345,,,,345
SPDR-CONSUMER STAPLES,Common,81369Y308,15104,640,640,,,,640
SPDR-ENERGY,Common,81369Y506,6310.4,116,116,,,,116
SPDR-FINANCIAL,Common,81369Y605,17414.25,535,535,,,,535
SPDR-HEALTH CARE,Common,81369Y209,24304.8,760,760,,,,760
SPDR-INDUSTRIAL,Common,81369Y704,19097,565,565,,,,565
SPDR-MATERIALS,Common,81369Y100,4302.55,133,133,,,,133
SPDR-UTILITIES,Common,81369Y886,3884.58,126,126,,,,126
SPRD-TECHNOLOGY,Common,81369Y803,240219,10850,10850,,,,10850
ST JUDE MEDICAL INC,Common,790849103,8200,200,200,,,,200
ST PAUL TRAVELERS,Common,792860108,292.53,7,7,,,,7
STANDARD & POORS DEP RCPTS B/E,Common,78462F103,18176.2,140,140,,,,140
"STAPLES, INC.",Common,855030102,3973106.72,155686,155686,,,,155686
STARBUCKS,Common,855244109,1128.9,30,30,,,,30
STATE ST CORP,Common,857477103,60430,1000,1000,,,,1000
STRYKER CORP,Common,863667101,62076,1400,1400,,,,1400
SUN MICROSYSTEMS,Common,866810104,6156,1200,1200,,,,1200
SUNCOR ENERGY,Common,867229106,3311.86,43,43,,,,43
SYSCO CORP.,Common,871829107,3559697.35,111067,111067,,,,111067
TARGET CORPORATION,Common,87612E106,26005,500,500,,,,500
TELECOM NEW ZEALAND ADR,Common,879278208,24588,900,900,,,,900
TELLABS,Common,879664100,6360,400,400,,,,400
TEXAS UTILITIES,Common,873168108,77434.8,1730,1730,,,,1730
"TEXFI, INC.",Common,882895105,40,100000,100000,,,,100000
TIFFANY AND COMPANY,Common,886547108,2391786.02,63713,63713,,,,63713
TIKCRO TECHNOLOGIES,Common,M8790M104,323,1000,1000,,,,1000
TIME WARNER INC,Common,887317105,23522.79,1401,1401,,,,1401
TJX COMPANIES,Common,872540109,3709274.54,149447,149447,,,,149447
TRANSOCEAN SEDCO FOREX,Common,g90078109,38865.22,484,484,,,,484
TRIBUNE,Common,896047107,8229,300,300,,,,300
TRIPATH IMAGING INC,Common,896942109,3490,500,500,,,,500
UNIFI CORP.,Common,904677101,10020,3000,3000,,,,3000
UNION PACIFIC,Common,907818108,18670,200,200,,,,200
UNITED DOMINION REALTY TRUST,Common,910197102,106596.9,3735,3735,,,,3735
UNITED HEALTHCARE,Common,91324P102,4468.8,80,80,,,,80
UNITED PARCEL SERVICES,Common,911312106,99225,1250,1250,,,,1250
UNITED TECHNOLOGIES,Common,913017109,3720746.48,64184,64184,,,,64184
V.F. CORP.,Common,918204108,1706487.9,29991,29991,,,,29991
VERIZON COMMUNICATONS,Common,92343V104,231063.04,6784,6784,,,,6784
VIACOM INC NEW CLASS A,Common,92553P102,1938,50,50,,,,50
VIACOM INC NEW CLASS B,Common,92553P201,4850,125,125,,,,125
VULCAN MATERIALS,Common,929160109,86650,1000,1000,,,,1000
WACHOVIA CORP NEW,Common,929903102,5673493.1,101222,101222,,,,101222
WAL MART STORES INC,Common,931142103,73222,1550,1550,,,,1550
WALGREEN,Common,931422109,28034.5,650,650,,,,650
WALT DISNEY CO.,Common,254687106,49950.99,1791,1791,,,,1791
WASHIINGTON MUTUAL INC,Common,939322103,1704.8,40,40,,,,40
WELLS FARGO,Common,949746101,3390986.04,53092,53092,,,,53092
WYETH,Common,983024100,3164280.32,65216,65216,,,,65216
ZIMMER HOLDINGS,Common,98956P102,25214.8,373,373,,,,373
,,, ,,,,,,
,,, ,,,,,,
,,,170930629,4357700,4357700,,,,4357700



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